COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 18, 2020	Oct. 22, 2020	Jul. 23, 2020	Feb. 26, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Oct. 28, 2021	Dec. 31, 2019	Apr. 22, 2015
Product Liability Contingency [Line Items]
Default amount, payable for settlement							$ 41,937
Accelerated rent and damages							376,424
Attorney costs							12,442
Accrued interest on judgement							$ 105,260		$ 86,739	$ 388,866
Accrued interest percentage rate							4.75%
Claims settlement amount				$ 125,000
Net proceeds received	$ 70,817
Settlement								500,000
Rebar [Member]
Product Liability Contingency [Line Items]
Revenue					$ 31,141	$ 31,141
Agreement With M E P [Member]
Product Liability Contingency [Line Items]
Agreement amount			$ 50,000,000
Agreement period			5 years
Options to purchase restricted common shares			5,000,000
Options to purchase restricted common shares, period			5 years
Agreement With C R B C [Member]
Product Liability Contingency [Line Items]
Agreement amount		$ 50,000,000
Agreement period		5 years
Options to purchase restricted common shares		5,000,000
Options to purchase restricted common shares, period		5 years